Long-Term Debt - Schedule of Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 10,799	$ 11,445
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	10,859	$ 11,514
Gross carrying amount | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	980
Gross carrying amount | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,584
Gross carrying amount | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	441
Gross carrying amount | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,651
Gross carrying amount | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	225
Gross carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 5,978